Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Business Interests Into Reportable Segments

The Company classifies its business interests into reportable segments which are Trxade, Community Specialty and Integra.

Nine Months Ended September 30, 2019	Trxade, Inc.	Community Specialty Pharmacy, LLC	Integra Pharma, LLC	Unallocated	Total
Revenue	$3,335,050	$1,412,449	$992,862	$-	$5,740,361
Segment Assets	$1,561,760	$315,681	411,161	$3,565,921	$5,854,523
Segment Profit/Loss	$1,748,896	$(75,955)	$(122,144)	$(1,340,022)	$210,775

Year Ended December 31, 2018	Trxade, Inc.	Community Specialty Pharmacy, LLC	Other
Revenue	$3,407,822	$395,418	$28,538
Gross Profit	$3,407,822	$(34,971)	$9,878
Segment Assets	$822,412	$112,123	$1,293,052
Segment Profit/Loss	$1,371,615	$(116,588)	$(1,245,989)